EMPLOYEE BENEFITS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFITS
Annual expenses for incentive plans	$ 17.4	$ 16.0	$ 15.5
ESOP and 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Vesting period of profit sharing contributions (in years)	3
Expenses recognized	10.6	8.3	8.7
Employee Stock Ownership Plan (ESOP)
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	89,783	113,006	103,357
Average price of shares purchased (in dollars per share)	$ 57.64	$ 51.10	$ 55.60
Aggregate price of shares purchased	5.2	5.8	5.7
Shares held by the ESOP	1,608,935
Employee 401(k) Plans
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Employer contribution as a percent of eligible compensation	3.00%
Vesting percentage in basic and voluntary contributions	100.00%
Deferred compensation plan
Employee Stock Ownership, 401(K) And Deferred Compensation Plan
Shares purchased under defined contribution plan	9,781	5,518	13,580
Average price of shares purchased (in dollars per share)	$ 59.49	$ 55.46	$ 51.96
Aggregate price of shares purchased	0.6	0.3	0.7
Assets held under trust	$ 23.7